Long-Term Debt - Schedule of Estimated Fair Value of debt (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	$ 2,242.2	$ 2,384.2
Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	550.0	596.1
Term B Loan [Member]
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	$ 1,692.2	$ 1,788.1